FINANCIAL RISK MANAGEMENT - Credit risk and impairment credit losses on financial assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk exposure
Impairment credit losses o financial assets	₽ 3,694	₽ 2,923	₽ 2,698
Credit risk
Credit risk exposure
Number of days for significant increase in credit risk	30 days
Trade and other receivables | Credit risk
Credit risk exposure
Exposure to credit risk	₽ 37,143	28,017
Deposits and loans issued | Credit risk
Credit risk exposure
Exposure to credit risk	83,865	33,251
Notes | Credit risk
Credit risk exposure
Exposure to credit risk	31,235	8,537
Securities held by MTS Bank | Credit risk
Credit risk exposure
Exposure to credit risk	22,487
Assets in Sistema Capital trust management | Credit risk
Credit risk exposure
Exposure to credit risk	11,644	9,600
Derivative financial instruments | Credit risk
Credit risk exposure
Exposure to credit risk	6,074	8,403
Cross currency swap agreements | Credit risk
Credit risk exposure
Collateral payments received	₽ 0	₽ 1,000